Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments Abstract [Abstract]
Disclosure Of Financial Instruments Explanatory

6. Financial Assets and Financial Liabilities

6.1 Classification and Fair Value of Financial Instruments

6.1.1 Carrying amount and fair value of financial assets and liabilities as of December 31, 2017 and 2018, are as follows:

	2017
	Carrying amount		Fair value
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	19,817,825	￦	19,805,138
Financial assets held for trading		30,177,293		30,177,293
Debt securities		25,168,338		25,168,338
Equity securities		4,935,100		4,935,100
Others		73,855		73,855
Financial assets designated at fair value through profit or loss		2,050,052		2,050,052
Debt securities		368,820		368,820
Equity securities		67,828		67,828
Derivative-linked securities		1,613,404		1,613,404
Derivatives held for trading		2,998,042		2,998,042
Derivatives held for hedging		312,124		312,124
Loans		290,122,838		289,807,038
Available-for-sale financial assets		48,116,263		48,116,263
Debt securities		38,959,401		38,959,401
Equity securities		9,156,862		9,156,862
Held-to-maturity financial assets		18,491,980		18,483,065
Other financial assets		10,195,015		10,195,015

Total	￦	422,281,432	￦	421,944,030

Financial liabilities
Financial liabilities held for trading	￦	1,944,770	￦	1,944,770
Financial liabilities designated at fair value through profit or loss		10,078,288		10,078,288
Derivatives held for trading		3,054,614		3,054,614
Derivatives held for hedging		88,151		88,151
Deposits		255,800,048		256,222,490
Debts		28,820,928		28,814,801
Debentures		44,992,724		44,400,325
Other financial liabilities		18,330,004		18,328,276

Total	￦	363,109,527	￦	362,931,715

	2018
	Carrying amount		Fair value
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	20,274,490	￦	20,271,261
Financial assets at fair value through profit or loss		50,987,847		50,987,847
Due from financial institutions		381,719		381,719
Debt securities		48,285,482		48,285,482
Equity securities		1,287,662		1,287,662
Loans		954,176		954,176
Others		78,808		78,808
Derivatives held for trading		1,915,532		1,915,532
Derivatives held for hedging		110,430		110,430
Loans at amortized cost		319,201,603		320,003,844
Securities measured at amortized cost		23,661,522		24,159,137
Financial assets measured at fair value through other comprehensive income		38,003,572		38,003,572
Debt securities		35,243,634		35,243,634
Equity securities		2,370,116		2,370,116
Loans		389,822		389,822
Others		8,133,556		8,133,556

Total	￦	462,288,552	￦	463,585,179

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,823,820	￦	2,823,820
Financial liabilities designated at fair value through profit or loss		12,503,039		12,503,039
Derivatives held for trading		2,724,994		2,724,994
Derivatives held for hedging		176,253		176,253
Deposits		276,770,449		277,423,194
Debts		33,004,834		33,028,205
Debentures		53,278,697		53,771,564
Other financial liabilities		19,828,307		19,833,885

Total	￦	401,110,393	￦	402,284,954

The fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an ordinary transaction between market participants. For each class of financial assets and financial liabilities, the Group discloses the fair value of that class of assets and liabilities in a way that permits it to be compared with its carrying amount at the end of each reporting period. The best evidence of fair value of financial instruments is a quoted price in an active market.

Methods of determining fair value for financial instruments are as follows:

Cash and due from financial institutions	The carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are a reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using DCF model (Discounted Cash Flow Model).

Investment securities	The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.

Loans at amortized cost	DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at appropriate discount rate.

Derivatives and Financial instruments at fair value through profit or loss	For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.

Deposits	Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Debts	Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.

Debentures	Fair value is determined by using the valuations of external professional valuation institution, which are calculated using market inputs.

Other financial assets and liabilities	The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.

6.1.2 Fair value hierarchy

The Group believes that valuation methods used for measuring the fair values of financial instruments are reasonable and that the fair values recognized in the statements of financial position are appropriate. However, the fair values of the financial instruments recognized in the statements of financial position may be different if other valuation methods or assumptions are used. Additionally, as there is a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions.

The Group classifies and discloses fair value of the financial instruments into the three-level hierarchy as follows:

Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: The fair values are based on unobservable inputs for the asset or liability

The level in the fair value hierarchy within which the fair value measurement is categorized in its entirety shall be determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety. For this purpose, the significance of an input is assessed against the fair value measurement in its entirety. If a fair value measurement uses observable inputs that require significant adjustment based on unobservable inputs, that measurement is a Level 3 measurement.

Fair value hierarchy of financial assets and liabilities measured at fair value in the statements of financial position

The fair value hierarchy of financial assets and liabilities measured at fair value in the statements of financial position as of December 31, 2017 and 2018, is as follows:

	2017
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Financial assets held for trading
Debt securities	￦	7,814,921	￦	17,353,417	￦	—	￦	25,168,338
Equity securities		2,340,497		2,594,603		—		4,935,100
Others		73,855		—		—		73,855

Sub-total		10,229,273		19,948,020		—		30,177,293

Financial assets designated at fair value through profit or loss
Debt securities		—		66,969		301,851		368,820
Equity securities		—		—		67,828		67,828
Derivative-linked securities		—		668,739		944,665		1,613,404

Sub-total		—		735,708		1,314,344		2,050,052

Derivatives held for trading		80,678		2,720,285		197,079		2,998,042

Derivatives held for hedging		—		311,349		775		312,124

Available-for-sale financial assets[1]
Debt securities		10,446,001		28,464,019		49,381		38,959,401
Equity securities		1,550,766		1,789,501		5,816,595		9,156,862

Sub-total		11,996,767		30,253,520		5,865,976		48,116,263

Total	￦	22,306,718	￦	53,968,882	￦	7,378,174	￦	83,653,774

Financial liabilities
Financial liabilities held for trading	￦	1,944,770	￦	—	￦	—	￦	1,944,770
Financial liabilities designated at fair value through profit or loss		843		1,389,553		8,687,892		10,078,288
Derivatives held for trading		272,766		2,717,862		63,986		3,054,614
Derivatives held for hedging		—		88,081		70		88,151

Total	￦	2,218,379	￦	4,195,496	￦	8,751,948	￦	15,165,823

[1]

The amounts of equity securities carried at cost in “Level 3”, which do not have a quoted market price in an active market and cannot be measured reliably at fair value, are ¥ 116,629 as of December 31, 2017. These equity securities are carried at cost because it is practically difficult to quantify the intrinsic values of the equity securities issued by unlisted public and non-profit entities. In addition, due to significant fluctuations in estimated cash flows arising from entities being in its initial stages, which further results in varying and unpredictable probabilities, unlisted equity securities issued by project financing cannot be reliably and reasonably assessed. Therefore, these equity securities are carried at cost. The Group has no plan to sell these instruments in the near future.

	2018
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Due from financial institutions	￦	—	￦	332,976	￦	48,743	￦	381,719
Debt securities		11,312,317		29,879,850		7,093,315		48,285,482
Equity securities		737,808		178,309		371,545		1,287,662
Loans		—		740,973		213,203		954,176
Others		78,808		—		—		78,808

Sub-total		12,128,933		31,132,108		7,726,806		50,987,847

Derivatives held for trading		67,436		1,737,033		111,063		1,915,532
Derivatives held for hedging		—		110,430		—		110,430

Financial assets measured at fair value through other comprehensive income
Debt securities		9,542,948		25,700,686		—		35,243,634
Equity securities		971,367		66,031		1,332,718		2,370,116
Loans		—		389,822		—		389,822

Sub-total		10,514,315		26,156,539		1,332,718		38,003,572

Total	￦	22,710,684	￦	59,136,110	￦	9,170,587	￦	91,017,381

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,823,820	￦	—	￦	—	￦	2,823,820
Financial liabilities designated at fair value through profit or loss		126		1,629,530		10,873,383		12,503,039
Derivatives held for trading		479,264		1,834,536		411,194		2,724,994
Derivatives held for hedging		—		176,253		—		176,253

Total	￦	3,303,210	￦	3,640,319	￦	11,284,577	￦	18,228,106

Valuation techniques and the inputs used in the fair value measurement classified as Level 2

Financial assets and liabilities measured at fair value classified as Level 2 in the statements of financial position as of December 31, 2017 and 2018, are as follows:

	2017
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Financial assets held for trading
Debt securities	￦	17,353,417	DCF Model, option model	Underlying asset Index, Discount rate, Volatility
Equity securities		2,594,603	DCF Model, Net Asset Value, Option Model	Underlying asset Index, Volatility, Discount rate, Fair value of underlying asset

Sub-total		19,948,020

Financial assets designated at fair value through profit or loss
Debt securities		66,969	DCF Model, Hull and White Model,	Discount rate, Volatility
Derivative-linked securities		668,739	DCF Model, Closed Form, Monte Carlo Simulation, Option Model	Underlying asset Index, Discount rate, Volatility

Sub-total		735,708

Derivatives held for trading		2,720,285	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and Others	Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others
Derivatives held for hedging		311,349	DCF Model, Closed Form, FDM	Discount rate, Volatility, Foreign exchange rate and others
Available-for-sale financial assets
Debt securities		28,464,019	DCF Model, option model, Net Asset Value	Discount rate
Equity securities		1,789,501	DCF Model, Option Model, Net Asset Value	Discount rate, Fair value of underlying asset

Sub-total		30,253,520

Total	￦	53,968,882

Financial liabilities
Financial liabilities designated at fair value through profit or loss

Derivative-linked securities	￦	1,389,553	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others	Price of Underlying asset, Discount rate, Dividend rate, Volatility

		1,389,553

Derivatives held for trading		2,717,862	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Option Valuation Model and others	Discount rate, Price of Underlying asset , Volatility, Foreign exchange rate, Credit Spread, Stock price and others
Derivatives held for hedging		88,081	DCF Model, Closed Form, FDM	Discount rate, Volatility, Foreign exchange rate and others

Total	￦	4,195,496

	2018
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Due from financial institutions	￦	332,976	One factor Hull-White Model, DCF Model	Discount rate, Volatility and others
Debt securities		29,879,850	DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Interest rate, Underlying asset price, Discount rate, Volatility and others
Equity securities		178,309	DCF Model	Interest rate, Discount rate and others
Loans		740,973	DCF Model	Interest rate, Discount rate and others

Sub-total		31,132,108

Derivatives held for trading		1,737,033	DCF Model, FDM, Closed Form, Option Model, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others	Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others
Derivatives held for hedging		110,430	DCF Model, Closed Form, FDM	Discount rate, Volatility, Foreign exchange rate and Others
Financial assets measured at fair value through other comprehensive income
Debt securities		25,700,686	DCF Model, Option model, Market value approach	Discount rate, Underlying asset Index, Volatility, Interest rate and others
Equity securities		66,031	DCF Model, Black-Scholes Model	Discount rate, Volatility, Price of Underlying asset and others
Loans		389,822	DCF Model	Discount rate

Sub-total		26,156,539

Total	￦	59,136,110

Financial liabilities
Financial liabilities designated at fair value through profit or loss		1,629,530	DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others	Price of Underlying asset, Discount rate, Dividend rate, Volatility
Derivatives held for trading		1,834,536	DCF Model, Closed Form, FDM and others	Discount rate, Price of Underlying asset , Volatility, Foreign exchange rate, Credit Spread, Stock price and others
Derivatives held for hedging		176,253	DCF Model, Closed Form, FDM and others	Discount rate, Volatility, Foreign exchange rate and others

Total	￦	3,640,319

Fair value hierarchy of financial assets and liabilities whose fair values are disclosed

The fair value hierarchy of financial assets and liabilities whose fair values are disclosed as of December 31, 2017 and 2018, are as follows:

	2017
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	2,754,086	￦	15,281,705	￦	1,769,347	￦	19,805,138
Loans		—		569,625		289,237,413		289,807,038
Held-to-maturity financial assets		4,825,393		13,653,429		4,243		18,483,065
Other financial assets[2]		—		—		10,195,015		10,195,015

Total	￦	7,579,479	￦	29,504,759	￦	301,206,018	￦	338,290,256

Financial liabilities
Deposits[1]	￦	—	￦	125,154,284	￦	131,068,206	￦	256,222,490
Debts[3]		—		853,615		27,961,186		28,814,801
Debentures		—		41,058,076		3,342,249		44,400,325
Other financial liabilities[4]		—		—		18,328,276		18,328,276

Total	￦	—	￦	167,065,975	￦	180,699,917	￦	347,765,892

[1]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair values.
[2]	Other financial assets of ￦ 10,195,015 million included in Level 3 are the carrying amounts which are reasonable approximation of fair values as of December 31, 2017.
[3]	Debts of ￦ 19,820 million included in Level 2 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2017.
[4]	Other financial liabilities of ￦ 17,882,909 million included in Level 3 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2017.

	2018
	Fair value hierarchy
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	3,338,863	￦	14,632,352	￦	2,300,046	￦	20,271,261
Loans at amortized cost		—		493,773		319,510,071		320,003,844
Securities measured at amortized cost		8,629,708		15,529,429		—		24,159,137
Other financial assets[2]		—		—		8,133,556		8,133,556

Total	￦	11,968,571	￦	30,655,554	￦	329,943,673	￦	372,567,798

Financial liabilities
Deposits[1]	￦	—	￦	127,265,703	￦	150,157,491	￦	277,423,194
Debts[3]		—		1,114,900		31,913,305		33,028,205
Debentures		—		48,680,196		5,091,368		53,771,564
Other financial liabilities[4]		—		—		19,833,885		19,833,885

Total	￦	—	￦	177,060,799	￦	206,996,049	￦	384,056,848

[1]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair values.
[2]	Other financial assets of ￦ 8,133,556 million included in Level 3 are the carrying amounts which are reasonable approximation of fair values as of December 31, 2018.
[3]	Debts of ￦ 38,403 million included in Level 2 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2018.
[4]	Other financial liabilities of ￦ 19,250,252 million included in Level 3 is the carrying amounts which are reasonable approximations of fair values as of December 31, 2018.

Valuation techniques and the inputs used in the fair value measurement

Financial assets and liabilities whose carrying amount is a reasonable approximation of fair value are not subject to disclose valuation techniques and inputs.

Valuation techniques and inputs of financial assets and liabilities whose fair values are disclosed and classified as Level 2 as of December 31, 2017 and 2018, are as follows:

	2017
	Fair value		Valuation technique	Inputs
	(In millions of Korean won)
Financial assets
Loans	￦	569,625	DCF Model	Discount rate
Held-to-maturity financial assets		13,653,429	DCF Model	Discount rate
Financial liabilities
Debts		833,795	DCF Model	Discount rate
Debentures		41,058,076	DCF Model	Discount rate

	2018
	Fair value		Valuation technique	Inputs
	(In millions of Korean won)
Financial assets
Loans at amortized cost	￦	493,773	DCF Model	Discount rate
Securities measured at amortized cost		15,529,429	DCF Model	Discount rate
Financial liabilities
Debts		1,076,497	DCF Model	Discount rate
Debentures		48,680,196	DCF Model	Discount rate

Valuation techniques and inputs of financial assets and liabilities whose fair values are disclosed and classified as Level 3 as of December 31, 2017 and 2018, are as follows:

	2017
	Fair value		Valuation technique	Inputs
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	1,769,347	DCF Model	Credit spread, Other spread, Interest rates
Loans		289,237,413	DCF Model	Credit spread, Other spread, Early termination ratio, Interest rates
Held-to-maturity financial assets		4,243	DCF Model	Interest rates

Total	￦	291,011,003

Financial liabilities
Deposits	￦	131,068,206	DCF Model	Other spread, Early termination ratio, Interest rates
Debts		27,961,186	DCF Model	Other spread, Interest rates
Debentures		3,342,249	DCF Model	Other spread, Implied default probability, Interest rates
Other financial liabilities		445,367	DCF Model	Other spread, Interest rates

Total	￦	162,817,008

	2018
	Fair value		Valuation technique	Inputs
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	2,300,046	DCF Model	Credit spread, Other spread, Interest rates
Loans		319,510,071	DCF Model	Credit spread, Other spread, Early termination ratio, Interest rates

Total	￦	321,810,117

Financial liabilities
Deposits	￦	150,157,491	DCF Model	Other spread, Interest rates, Early termination ratio
Debts		31,913,305	DCF Model	Other spread, Interest rates
Debentures		5,091,368	DCF Model	Other spread, Interest rates
Other financial liabilities		583,633	DCF Model	Other spread, Interest rates

Total	￦	187,745,797

6.2 Level 3 of the Fair Value Hierarchy Disclosure

6.2.1 Valuation policy and process for fair value measurement categorized within Level 3

The Group uses external, independent and qualified third-party valuation service in addition to internal valuation models to determine the fair value of the Group’s assets at the end of every reporting period.

Where a reclassification between the levels of the fair value hierarchy occurs for a financial asset or liability, the Group’s policy is to recognize such transfers as having occurred at the beginning of the reporting period.

6.2.2 Changes in fair value (Level 3) measured using valuation technique based on unobservable in market

Details of changes in Level 3 of the fair value hierarchy for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Financial assets at fair value through profit or loss		Financial investments		Financial liabilities at fair value through profit or loss		Net derivatives financial instruments
	Designated at fair value through profit or loss		Available-for-sale financial assets		Designated at fair value through profit or loss		Derivatives held for trading		Derivatives held for hedging
	(In millions of Korean won)
Beginning balance	￦	763,272	￦	3,072,292	￦	(7,797,139)	￦	(64,910)	￦	1,277
Total gains or losses
—Profit or loss		52,936		(20,827)		(846,704)		504,627		(408)
—Other comprehensive income		—		6,356		—		—		—
Purchases		1,315,500		1,713,098		—		35,649		—
Sales		(1,076,928)		(916,778)		—		(270,435)		—
Issues		—		—		(11,528,433)		(67,958)		—
Settlements		(264,816)		—		11,484,384		(3,760)		(164)
Transfers into Level 3[1]		—		14,168		—		—		—
Transfers out of Level 3[1]		—		(922)		—		(642)		—
Business combination		524,380		2,038,779		—		522		—
Changes from replacement of assets Of disposal group as held for sale		—		(40,190)		—		—		—

Ending balance	￦	1,314,344	￦	5,865,976	￦	(8,687,892)	￦	133,093	￦	705

[1]	The Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.

	2018
	Financial assets at fair value through profit or loss						Financial investments		Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Cash and due from financial institutions at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans at fair value through profit or loss		Financial assets measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading		Derivatives held for fair value hedging
	(In millions of Korean won)
Beginning[2]	￦	48,243	￦	6,106,716	￦	133,309	￦	1,187,217	￦	(8,687,892)	￦	96,354	￦	705
Total gains or losses
—Profit or loss		537		178,569		4,367		—		27,583		(247,194)		(116)
—Other comprehensive income		(37)		60,624		—		142,415		(8,597)		—		—
Purchases		—		3,011,701		184,655		83,566		—		7,706		—
Sales		—		(1,855,118)		(109,128)		(80,480)		—		(90,270)		—
Issues		—		—		—		—		(11,090,504)		(76,519)		—
Settlements		—		—		—		—		8,886,027		12,803		(589)
Transfers into Level 3[1]		—		2,103		—		—		—		(3,011)		—
Transfers out of Level 3[1]		—		(39,735)		—		—		—		—		—

Ending	￦	48,743	￦	7,464,860	￦	213,203	￦	1,332,718	￦	(10,873,383)	￦	(300,131)	￦	—

[1]	The changes in levels for the financial instruments occurred due to the change in the availability of observable market data.
[2]	Prepared in accordance with IFRS 9.

In relation to changes in Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the period, and total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period in the statements of comprehensive income for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	(294,432)	￦	(11,375)	￦	13
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		(89,797)		(15,306)		—

	2017
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	(289,141)	￦	(21,235)	￦	—
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		48,333		(90,103)		—

	2018
	Net income(loss) from financial investments at fair value through profit or loss		Other operating income(loss)		Net interest income
	(In millions of Korean won)
Total gains or losses included in profit or loss for the period	￦	(36,466)	￦	(405)	￦	617
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period		144,674		(289)		43

6.2.3 Sensitivity Analysis of Changes in Unobservable Inputs

Information about fair value measurements using unobservable inputs as of December 31, 2017 and 2018, are as follows:

	2017
	Fair value		Valuation technique	Unobservable inputs	Range of unobservable inputs(%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Financial assets
Financial assets designated at fair value through profit or loss

Debt securities	￦	301,851	Tree Model, DCF Model, Hull and White Model	Volatility of the underlying asset	9.96~29.53	The higher the volatility, the higher the fair value fluctuation
Equity securities		67,828	Tree Model	Volatility of the underlying asset	11.45~24.01	The higher the volatility, the higher the fair value fluctuation
Derivative-linked securities		944,665	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Tree Model	Volatility of the underlying asset	10.00~30.07	The higher the volatility, the higher the fair value fluctuation
				Recovery rate	40.00	The higher the recovery rate, the higher the fair value
				Correlation between underlying assets	8.27~90.00	The higher the correlation, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		138,972	DCF Model, FDM, Closed Form, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	Volatility of the underlying asset	1.00~39.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	3.00~67.00	The higher the value of correlation, the higher the fair value fluctuation
Currency, Interest rate and others		58,107	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model, Option Model	Loss given default	0.56	The higher the loss given default, the lower the fair value
				Volatility of the interest rate	0.47	The higher the volatility, the higher the fair value fluctuation
				Volatility of the underlying asset	3.00~51.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	-13.00~90.00	The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for hedging
Interest rate		775	DCF Model, Closed Form, FDM, Monte Carlo Simulation	Volatility of the underlying asset	3.02	The higher the volatility, the higher the fair value fluctuation
Available-for-sale financial assets
Debt securities		49,381	DCF Model, Option Model, Net asset value method, Market approach	Discount rate	2.57~11.08	The lower the discount rate, the higher the fair value
				Volatility	15.26~30.07	The Volatility is different for each item
				Correlation between underlying assets	48.82~82.16	The coefficient of correlation is different for each item
				Growth rate	0.00~2.20	The higher the growth rate, the higher the fair value
Equity securities		5,816,595	DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Net asset value method, Discounted cash flows to equity, Income approach, Market approach, One Factor Hull-White Model, Usage of past transactions, Cost methods, Asset value approach, Tree Model and others	Growth rate	-1.00~1.00	The higher the growth rate, the higher the fair value
				Discount rate	-1.00~52.68	The lower the discount rate, the higher the fair value
				Asset value	-1.00~1.00	The higher the asset value, the higher the fair value
				Correlation between underlying assets	48.82~82.16	The coefficient of correlation is different for each item
				Volatility	15.26~30.07	The Volatility is different for each item

Total	￦	7,378,174

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	￦	8,687,892	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	Volatility of the underlying asset	1.00~52.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	-13.42~90.24	The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		14,796	DCF Model, Closed Form, Monte Carlo Simulation, FDM	Volatility of the underlying asset	1.00~33.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	7.00~67.00	The higher the correlation, the higher the fair value fluctuation
Others		49,190	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Option Model	Volatility of the stock price	15.84	The higher the volatility, the higher the fair value fluctuation
				Volatility of the interest rate	0.47	The higher the volatility, the higher the fair value fluctuation
				Discount rate	2.57~2.69	The lower the discount rate, the higher the fair value
				Volatility of the underlying asset	1.00~49.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying assets	25.00~90.00	The higher the correlation, the higher the fair value fluctuation
Derivatives held for hedging
Interest rate		70	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Tree Model	Volatility of the underlying asset	2.64	The higher the volatility, the higher the fair value fluctuation

Total	￦	8,751,948

	2018
	Fair value		Valuation technique	Unobservable inputs	Range of unobservable inputs(%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Cash and due from financial
institutions	￦	48,743	DCF Model, Option Model, Net Asset Value, Income approach, Market approach	Volatility of the underlying asset	11.25~31.28	The higher the volatility, the higher the fair value fluctuation
				Correlation	8.79~79.78	The higher the correlation, the higher the fair value fluctuation
				Recovery rate	40.00	The higher the recovery rate, the higher the fair value
				Discount rate	1.19~11.30	The lower the discount rate, the higher the fair value
				Growth rate	0.29~2.20	The higher the growth rate, the higher the fair value
Debt securities		7,093,315	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Tree Model, Net Asset Value, Income approach, Market approach and others	Growth rate	0.29~2.20	The higher the growth rate, the higher the fair value
				Volatility of the underlying asset	11.25~41.00	The higher the volatility, the higher the fair value fluctuation
				Value of Real estate	-1.00~1.00	The higher the value of Real estate, the higher the fair value
				Discount rate	1.95~11.30	The lower the discount rate, the higher the fair value
				Recovery rate	40.00	The higher the recovery rate, the higher the fair value
				Correlation between underlying asset	8.79~88.46	The higher the correlation, the higher the fair value fluctuation
Equity securities		371,545	Income approach, Market approach, Asset value approach, DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Tree Model and others	Growth rate	0~2.20	The higher the growth rate, the higher the fair value
				Discount rate	1.19~21.96	The lower the discount rate, the higher the fair value
				Liquidation value	-1.00~1.00	The higher the liquidation value, the higher the fair value
				Volatility	11.25~39.94	The higher the volatility, the higher the fair value fluctuation
				Correlation	8.79~79.78	The higher the correlation, the higher the fair value fluctuation
				Recovery rate	40	The higher the recovery rate, the higher the fair value
Loans		213,203	Tree Model	Stock price, Volatility of the stock price	13.11~49.28	The higher the volatility, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		50,824	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	Volatility of the underlying asset	14.00~50.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying asset	8.74~68.77	The higher the correlation, the higher the fair value fluctuation
Currency, interest rate and others		60,239	DCF Model, Hull and White Model, Monte Carlo Simulation, Tree Model	Loss given default	100.00	The higher the loss given default, the lower the fair value
				Volatility	1.00~36.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying asset	-46.89~90.11	The higher the absolute value of correlation, the higher the fair value fluctuation
Financial assets measured at fair value through other comprehensive income
Equity securities		1,332,718	Adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net asset value method, Market approach, One Factor Hull-White Model and others	Growth rate	0~2.20	The higher the growth rate, the higher the fair value
				Discount rate	7.05~16.30	The lower the discount rate, the higher the fair value
				Volatility	17.62~25.14	The higher the volatility, the higher the fair value fluctuation

Total	￦	9,170,587

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	￦	10,873,383	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	Volatility of the underlying asset	1.00~115.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying asset	-49.00~90.11	The higher the absolute value of correlation, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		240,817	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	Volatility	2.00~54.00	The higher the volatility, the higher the fair value fluctuation
				Correlation between underlying asset	4.27~70.17	The higher the correlation, the higher the fair value fluctuation
Others		170,377	Monte Carlo Simulation, Hull and White Model, DCF Model, Closed form formula	Volatility	1.00~115.00	The higher the volatility, the higher the fair value fluctuation
				Volatility of the stock price	20.85	The higher the volatility, the higher the fair value fluctuation
				Volatility of the interest rate	0.69	The higher the volatility, the higher the fair value fluctuation
				Discount rate	2.19~2.26	The lower the discount rate, the higher the fair value
				Correlation between underlying asset	-49.00~90.11	The higher the absolute value of correlation, the higher the fair value fluctuation

Total	￦	11,284,577

Sensitivity analysis of changes in unobservable inputs

Sensitivity analysis of financial instruments is performed to measure favorable and unfavorable changes in the fair value of financial instruments which are affected by the unobservable parameters, using a statistical technique. When the fair value is affected by more than two input parameters, the amounts represent the most favorable or most unfavorable Level 3 financial instruments subject to sensitivity analysis are (i) equity-related derivatives, currency-related derivatives and interest rate related derivatives whose fair value changes are recognized in profit or loss, (ii) financial liabilities designated at fair value through profit or loss, and (iii) due from financial institutions, debt securities, equity securities and loan receivables whose fair value changes are recognized in profit or loss or other comprehensive income. If overlay approach is applied in accordance with IFRS 4, changes in fair value of financial assets at fair value through profit or loss are recognized as other comprehensive income.

The results of the sensitivity analysis from changes in inputs are as follows:

	2017
	Recognition in profit or loss				Other comprehensive income
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
	(In millions of Korean won)
Financial assets
Financial assets designated at fair value through profit or loss[1]
Debt securities	￦	3,220	￦	(2,563)	￦	—	￦	—
Equity securities		654		(626)		—		—
Derivative-linked securities		6,906		(6,820)		—		—
Derivatives held for trading[2]		25,616		(28,488)		—		—
Available-for-sale financial assets
Debt securities[3]		—		—		205		(51)
Equity securities[4]		—		—		126,916		(71,396)

Total	￦	36,396	￦	(38,497)	￦	127,121	￦	(71,447)

Financial liabilities
Financial liabilities designated at fair value through profit or loss[1]	￦	40,020	￦	(36,757)	￦	—	￦	—
Derivatives held for trading[2]		11,091		(10,827)		—		—
Derivatives held for hedging[2]		2		(2)		—		—

Total	￦	51,113	￦	(47,586)	￦	—	￦	—

[1]

For financial assets designated at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset by ± 10%.

[2]

For stock and index-related derivatives, the changes in fair value are calculated by shifting principal unobservable input parameters such as the correlation of rates of return on stocks and the volatility of the underlying asset by ± 10%. For currency-related derivatives, the changes in fair value are calculated by shifting the unobservable input parameters, such as the loss given default ratio by ± 1%. For interest rate-related derivatives, the correlation of the interest rates or the volatility of the underlying asset is shifted by ± 10% to calculate the fair value changes.

[3]	For debt securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, discount rate by ± 1%.
[4]

For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between growth rate (0~0.5%) and discount rate, liquidation value (-1~1%) and discount rate, or recovery rate of receivables’ acquisition cost (-1~1%). Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).

	2018
	Recognition in profit or loss				Other comprehensive income
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss[1]
Due from financial institutions	￦	4	￦	(2)	￦	32	￦	(47)
Debt securities[4]		20,261		(17,885)		2,183		(2,097)
Equity securities[3]		14,241		(10,162)		848		(656)
Loans		129		(46)		—		—
Derivatives held for trading[2]		27,639		(26,155)		—		—
Financial assets measured at fair value through other comprehensive income Equity securities[3]		—		—		162,563		(86,094)

	￦	62,274	￦	(54,250)	￦	165,626	￦	(88,894)

Financial liabilities
Financial liabilities designated at fair value through profit or loss[1]	￦	146,135	￦	(157,361)	￦	—	￦	—
Derivatives held for trading[2]		112,827		(105,875)		—		—

	￦	258,962	￦	(263,236)	￦	—	￦	—

[1]

For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset by ± 10%.

[2]

For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate by ± 10% and the loss given default ratio, discount rate by ± 1%

[3]

For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate, or liquidation value (-1~1%) and discount rate.

[4]

Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).

6.2.4 Day One Gain or Loss

If the Group uses a valuation technique that incorporates data not obtained from observable markets for the fair value at initial recognition of financial instruments, there could be a difference between the transaction price and the amount determined using that valuation technique. In these circumstances, the fair value of financial instruments is recognized as the transaction price, and the difference is deferred and not recognized in profit or loss, and is amortized by using the straight-line method over the life of the financial instrument. When the fair value of the financial instruments is subsequently determined using observable market inputs, the remaining deferred amount is recognized in profit or loss.

The aggregate difference yet to be recognized in profit or loss at the beginning and end of the period and a reconciliation of changes in the balance of this difference for the years ended December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Balance at the beginning of the period	￦	39,033	￦	22,814
New transactions and others		58,445		131,504
Changes during the period		(74,664)		(92,163)

Balance at the end of the year	￦	22,814	￦	62,155

6.3 Carrying Amounts of Financial Instruments by Category

Financial assets and liabilities are measured at fair value or amortized cost. The measurement methodology by categories of financial instruments is addressed at Note 3.

The carrying amounts of financial assets and liabilities by category as of December 31, 2017 and 2018, are as follows:

	2017
	Financial assets at fair value through profit or loss
	Held for trading		Designated at fair value through profit or loss		Loans and receivables		Available- for-sale financial assets		Held-to- Maturity financial assets		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	19,817,825	￦	—	￦	—	￦	—	￦	19,817,825
Financial assets at fair value through profit or loss		30,177,293		2,050,052		—		—		—		—		32,227,345
Derivatives		2,998,042		—		—		—		—		312,124		3,310,166
Loans		—		—		290,122,838		—		—		—		290,122,838
Financial investments		—		—		—		48,116,263		18,491,980		—		66,608,243
Other financial assets		—		—		10,195,015		—		—		—		10,195,015

Total	￦	33,175,335	￦	2,050,052	￦	320,135,678	￦	48,116,263	￦	18,491,980	￦	312,124	￦	422,281,432

	2017
	Financial liabilities at fair value through profit or loss
	Held for trading		Designated at fair value through profit or loss		Financial liabilities at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,944,770	￦	10,078,288	￦	—	￦	—	￦	12,023,058
Derivatives		3,054,614		—		—		88,151		3,142,765
Deposits		—		—		255,800,048		—		255,800,048
Debts		—		—		28,820,928		—		28,820,928
Debentures		—		—		44,992,724		—		44,992,724
Other financial liabilities		—		—		18,330,004		—		18,330,004

Total	￦	4,999,384	￦	10,078,288	￦	347,943,704	￦	88,151	￦	363,109,527

	2018
	Financial instruments at fair value through profit or loss		Financial instruments measured at fair value through other comprehensive income				Financial instruments at amortized cost		Derivatives held for hedging		Total
			Financial assets mandatorily measured at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	20,274,490	￦	—	￦	20,274,490
Financial assets at fair value through profit or loss		50,987,847		—		—		—		—		50,987,847
Derivatives		1,915,532		—		—		—		110,430		2,025,962
Loans at amortized cost		—		—		—		319,201,603		—		319,201,603
Financial investments		—		35,633,456		2,370,116		23,661,522		—		61,665,094
Other financial assets		—		—		—		8,133,556		—		8,133,556

Total	￦	52,903,379	￦	35,633,456	￦	2,370,116	￦	371,271,171	￦	110,430	￦	462,288,552

	2018
	Financial instruments at fair value through profit or loss
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,823,820	￦	12,503,039	￦	—	￦	—	￦	15,326,859
Derivatives		2,724,994		—		—		176,253		2,901,247
Deposits		—		—		276,770,449		—		276,770,449
Debts		—		—		33,004,834		—		33,004,834
Debentures		—		—		53,278,697		—		53,278,697
Other financial liabilities		—		—		19,828,307		—		19,828,307

Total	￦	5,548,814	￦	12,503,039	￦	382,882,287	￦	176,253	￦	401,110,393

6.4 Transfer of Financial Assets

Transferred financial assets that are derecognized in their entirety

The Group transferred loans and other financial assets that are derecognized in their entirety to SPEs (special purpose entity), while the maximum exposure to loss (carrying amount) from its continuing involvement in the derecognized financial assets as of December 31, 2017 and 2018, are as follows:

	2017
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement in statement of financial position		Fair value of continuing involvement
			(In millions of Korean won)
Discovery ABS Second Co., Ltd.	Subordinate debt	Available-for-sale financial assets	￦	6,022	￦	6,022
EAK ABS Second Co., Ltd.	Subordinate debt	Available-for-sale financial assets		5,339		5,339
FK1411 Co., Ltd.	Subordinate debt	Available-for-sale financial assets		9,601		9,601
AP 3B ABS Ltd.	Subordinate debt	Available-for-sale financial assets		9,902		9,902
AP 4D ABS Ltd.	Senior debt	Loans and receivables		2,248		2,251
	Subordinated debt	Available-for-sale financial assets		14,160		14,160

		Total	￦	47,272	￦	47,275

[1]

In addition to the above, the recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund for non-performing loans amounts to ￦2,989 million as of December 31, 2017.

	2018
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement in statement of financial position		Fair value of continuing involvement
			(In millions of Korean won)
Discovery ABS Second Co., Ltd.	Subordinate debt	Financial assets at fair value through profit or loss	￦	6,205	￦	6,205
FK1411 Co., Ltd.	Subordinate debt	Financial assets at fair value through profit or loss		8,883		8,883
AP 3B ABS Ltd.	Subordinate debt	Financial assets at fair value through profit or loss		5,512		5,512
AP 4D ABS Ltd.[1]	Subordinated debt	Financial assets at fair value through profit or loss		13,494		13,494

		Total	￦	34,094	￦	34,094

[1]

The recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund for non-performing loans amounts to ￦ 13,731 million as at December 31, 2018.

Transferred financial assets that are not derecognized in their entirety

The Group securitized the loans and issued the asset-backed debentures. The senior debentures and related securitized assets as of December 31, 2017 and 2018, are as follows:

	2017						2018
	Carrying amount of underlying assets		Carrying amount of senior debentures		Carrying amount of underlying assets		Carrying amount of senior debentures
	(In millions of Korean won)
KB Kookmin Card Second Securitization Co., Ltd.[1]	￦	495,545	￦	107,093	￦	—	￦	—
KB Kookmin Card Third Securitization Co., Ltd.[1]		600,813		324,425		627,630		336,929
KB Kookmin Card Fourth Securitization Co., Ltd.[1]		561,495		320,892		587,760		333,296
KB Kookmin Card Fifth Securitization Co., Ltd.[1]		—		—		562,239		299,754
Wise Mobile Thirteenth Securitization Specialty[2]		7,284		—		—		—
Wise Mobile Fourteenth Securitization Specialty[2]		8,504		—		—		—
Wise Mobile Fifteenth Securitization Specialty[2]		4,105		—		—		—
Wise Mobile Sixteenth Securitization Specialty[2]		5,500		—		—		—
Wise Mobile Seventeenth Securitization Specialty[2]		10,407		4,999		—		—
Wise Mobile Eighteenth Securitization Specialty[2]		9,340		4,999		—		—

	￦	1,702,993	￦	762,408	￦	1,777,629	￦	969,979

[1]

The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts accounts and deposits in addition to the previously entrusted card accounts.

[2]

According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities.

The Group transferred the beneficiary certificates to Yuanta Securities at ￦ 74,853 million and entered into a total return swap contract. If the fair value of the transferred asset changes, the risk is attributed to the company in accordance with the contract. The details of transferred financial assets as of December 31, 2018 are as follows.

	2018
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Financial assets at fair value through profit or loss	￦	83,218	￦	74,899

Securities under repurchase agreements and loaned securities

The Group continues to recognize the financial assets related to repurchase agreements and securities lending transactions on the statements of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. A financial asset is sold under a repurchase agreement to repurchase the same asset at a fixed price, or loaned under a securities lending agreement to be returned as the same asset. Thus, the Group retains substantially all the risks and rewards of ownership of the financial asset. The amounts of transferred assets and related liabilities as of December 31, 2017 and 2018, are as follows:

	2017
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Repurchase agreements	￦	10,111,732	￦	10,666,315
Loaned securities
Government bond		418,966		—
Stock		729,702		—

Total	￦	11,260,400	￦	10,666,315

	2018
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Repurchase agreements[1]	￦	9,176,947	￦	8,784,896
Loaned securities
Government bond		1,160,362		—
Stock		58,171		—

Total	￦	10,395,480	￦	8,784,896

[1]	The bonds sold under repurchase agreements amounts to ￦ 3,162,000 million.

6.5 Offsetting Financial Assets and Financial Liabilities

The Group enters into International Swaps and Derivatives Association (“ISDA”) master netting agreements and other similar arrangements with the Group’s derivative and spot exchange counterparties. Similar netting agreements are also entered into with the Group’s reverse repurchase, securities and others. Pursuant to these agreements, in the event of default by one party, contracts are to be terminated and receivables and payables are to be offset. Further, as the law allows for the right to offset, domestic uncollected receivables balances and domestic accrued liabilities balances are shown in its net settlement balance in the consolidated statement of financial position.

Details of financial assets subject to offsetting, enforceable master netting arrangements or similar agreement as of December 31, 2017 and 2018, are as follows:

	2017
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Non-offsetting amount
							Financial instruments		Cash collateral		Net amount
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	2,981,437	￦	—	￦	2,981,437	￦	(2,195,210)	￦	(191,349)	￦	594,878
Derivatives held for hedging		312,124		—		312,124		(21,990)		(21,830)		268,304
Receivable spot exchange		3,443,674		—		3,443,674		(3,443,298)		—		376
Reverse repurchase agreements		2,617,700		—		2,617,700		(2,617,700)		—		—
Domestic exchange settlement debits		30,904,611		(29,959,914)		944,697		—		—		944,697
Other financial instruments		1,542,035		(1,531,622)		10,413		(9,525)		—		888

Total	￦	41,801,581	￦	(31,491,536)	￦	10,310,045	￦	(8,287,723)	￦	(213,179)	￦	1,809,143

	2018
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	1,893,335	￦	—	￦	1,893,335	￦	(1,424,607)	￦	(5,101)	￦	463,627
Derivatives held for hedging		110,430		—		110,430		(74,910)		—		35,520
Receivable spot exchange		2,222,164		—		2,222,164		(2,213,967)		—		8,197
Reverse repurchase agreements		3,411,700		—		3,411,700		(3,332,700)		—		79,000
Domestic exchange settlement debits		27,723,990		(26,992,637)		731,353		—		—		731,353
Other financial instruments		1,157,569		(1,103,015)		54,554		(3,932)		—		50,622

Total	￦	36,519,188	￦	(28,095,652)	￦	8,423,536	￦	(7,050,116)	￦	(5,101)	￦	1,368,319

Details of financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreement as of December 31, 2017 and 2018, are as follows:

	2017
	Gross liabilities		Gross asset offset		Net amounts presented in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	3,193,238	￦	—	￦	3,193,238	￦	(1,540,336)	￦	(32,585)	￦	1,620,317
Derivatives held for hedging		88,151		—		88,151		(11,770)		(9,139)		67,242
Payable spot exchange		3,445,098		—		3,445,098		(3,443,298)		—		1,800
Repurchase agreements[1]		10,666,315		—		10,666,315		(10,666,315)		—		—
Securities borrowing agreements		1,870,579		—		1,870,579		(1,870,579)		—		—
Domestic exchange settlement credits		29,999,359		(29,959,914)		39,445		(39,445)		—		—
Other financial instruments		1,721,862		(1,530,488)		191,374		(194)		—		191,180

Total	￦	50,984,602	￦	(31,490,402)	￦	19,494,200	￦	(17,571,937)	￦	(41,724)	￦	1,880,539

	2018
	Gross liabilities		Gross asset offset		Net amounts presented in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and Derivatives linked securities	￦	2,557,169	￦	—	￦	2,557,169	￦	(1,866,515)	￦	(46,769)	￦	643,885
Derivatives held for hedging		176,253		—		176,253		(72,691)		(977)		102,585
Payable spot exchange		2,219,980		—		2,219,980		(2,208,302)		—		11,678
Repurchase agreements[1]		11,946,896		—		11,946,896		(11,862,096)		—		84,800
Securities borrowing agreements		2,745,906		—		2,745,906		(2,745,906)		—		—
Domestic exchange settlement credits		28,672,551		(26,992,637)		1,679,914		(1,679,914)		—		—
Other financial instruments		1,151,697		(1,103,015)		48,682		(3,932)		—		44,750

Total	￦	49,470,452	￦	(28,095,652)	￦	21,374,800	￦	(20,439,356)	￦	(47,746)	￦	887,698

[1]	Includes repurchase agreements sold to customers.